Derivatives - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 01, 2021 USD ($)	Mar. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($) shares	Jan. 01, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [line items]
Notional amount	$ 8,849,000,000.0	$ 7,261,000,000.0
Net gains (losses) on investments	313,100,000	1,716,200,000
Assets pledged for short sale and derivative obligations, at fair value	275,900,000	152,400,000
Assets pledged for short sale and derivative obligations, collateral, entering derivative contracts	226,400,000	70,300,000
Assets pledged for short sale and derivative obligations, collateral, fair value changes	49,500,000	82,100,000
Financial assets pledged as liabilities	6,026,700,000	5,774,100,000
Borrowings, At Fair Value	9,437,400,000	7,585,300,000
Holding company cash and investments
Disclosure of financial assets [line items]
Notional amount	5,613,000,000.0	4,148,700,000
Financial assets pledged as liabilities	79,500,000	5,500,000
Borrowings, At Fair Value	6,167,400,000	4,444,900,000
Fairfax Financial Holdings
Disclosure of financial assets [line items]
Notional amount per share (in dollars per share) | (per share)									$ 330.95	$ 428.82
Major ordinary share transactions | Fairfax Financial Holdings
Disclosure of financial assets [line items]
Number of shares under equity swap contracts (in shares) | shares					413,169	413,169
Equity total return swaps – short positions, investment purposes
Disclosure of financial assets [line items]
Notional amount	0	194,400,000
Equity total return swaps - short positions
Disclosure of financial assets [line items]
Notional amount	0	369,800,000
Net cash paid (received) for derivative closures and reset provisions	613,200,000	(48,200,000)
Net gains (losses) on investments	(528,600,000)	30,300,000
Notional amount of derivatives settled	898,400,000	89,900,000
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk	(703,900,000)	(7,900,000)
Unrealized gain (loss)	(175,300,000)	(38,200,000)
Equity total return swaps – long positions, individual equities
Disclosure of financial assets [line items]
Notional amount	1,746,200,000	501,500,000							$ 1,906,900,000
Subordinate voting shares | Fairfax Financial Holdings
Disclosure of financial assets [line items]
Notional amount									$ 329,200,000	$ 426,500,000
Number of shares under equity swap contracts (in shares) | shares									994,695	994,695
Subordinate voting shares | Major ordinary share transactions | Fairfax Financial Holdings
Disclosure of financial assets [line items]
Notional amount					$ 155,700,000	$ 198,500,000
Equity total return swaps - long positions
Disclosure of financial assets [line items]
Notional amount	1,788,300,000	406,300,000
Net cash paid (received) for derivative closures and reset provisions	(207,400,000)	34,500,000
Net gains (losses) on investments	216,700,000
Notional amount of derivatives settled	878,800,000
Equity total return swaps - long positions | Holding company cash and investments
Disclosure of financial assets [line items]
Net cash paid (received) for derivative closures and reset provisions	(222,800,000)	17,000,000.0
CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount	74,906,000,000.0	99,804,700,000
Unrealized gain (loss)	$ (344,700,000)	$ (608,200,000)
Average life (in years)	2 years 8 months 12 days	2 years 9 months 18 days
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	$ 330,800,000	$ 846,500,000
Net gains (losses) on investments	(102,000,000.0)	(86,700,000)
3.95% Unsecured Senior Notes Due March 3, 2031 | Subsequent Events
Disclosure of financial assets [line items]
Notional amount			$ 671,600,000	$ 850,000,000.0
5.84% due October 14, 2022 (Cdn$450.0) | Holding company cash and investments
Disclosure of financial assets [line items]
Notional amount	350,100,000	343,900,000					$ 446,000,000.0
Borrowings, At Fair Value	377,600,000	373,800,000
4.50% due March 22, 2023 (Cdn$400.0) | Holding company cash and investments
Disclosure of financial assets [line items]
Notional amount	314,000,000.0	308,500,000					400,000,000.0
Borrowings, At Fair Value	334,100,000	326,000,000.0
2.75% due March 29, 2028 (€750.0) | Holding company cash and investments
Disclosure of financial assets [line items]
Notional amount	917,700,000	841,900,000						€ 750,000,000.0
Borrowings, At Fair Value	1,023,900,000	910,200,000
Credit risk | Cash
Disclosure of financial assets [line items]
Financial assets pledged as liabilities	116,400,000	5,300,000
Credit risk | Government securities
Disclosure of financial assets [line items]
Financial assets pledged as liabilities	12,900,000	10,800,000
United States, European Union, and United Kingdom | CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount	27,215,300,000	1,800,300,000
Canada
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	(38,000,000.0)	(105,600,000)
Canada | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings							$ 2,796,000,000.0				$ 2,796,000,000.0
Borrowings at fair value	2,397,600,000	2,270,000,000.0
Europe
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	(75,800,000)	(35,300,000)
Europe | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings | €								€ 750,000,000.0				€ 277,000,000.0
Borrowings at fair value	$ 1,023,900,000	$ 336,200,000